Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentina
Income tax rate	25.00%	30.00%	30.00%	30.00%	30.00%	35.00%
Effective Tax Rate On Corporate Assets				1.00%
Tax rate on revenues			2.00%	2.00%	3.00%
Paraguay
Options to determine income tax liabilities			Under the first option income tax liabilities for the current and prior periods were measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights were considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay, with destination Paraguay. Alternatively, only 30% of revenues derived from international freights carried between other countries with destination Paraguay were considered Paraguayan sourced.
Income tax rate			10.00%
Tax rate on revenues			1.00%
Corporate Income Tax Rate			10.00%
Brazil
Corporate Income Tax Rate			34.00%
If carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay | Revenue
Amount concentration percentage			50.00%
Destination to Paraguay | Revenue
Amount concentration percentage			30.00%